NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Money Market Fund

Supplement dated March 12, 2009 to the
Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On March 12, 2009, the Board of Trustees of the Trust accepted the resignation of Nationwide Asset Management, LLC as subadviser to the Fund, effective April 1, 2009, and approved the appointment of Federated Investment Management Company as the Fund’s subadviser, effective April 2, 2009.

2. Effective April 2, 2009, the paragraph on page 5 of the Prospectus following “Subadviser” that relates to Nationwide Asset Management, LLC is deleted and replaced with the following:

FEDERATED INVESTMENT MANAGEMENT COMPANY (“FEDERATED”): is the subadviser for the Fund. Federated is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc.

3. Effective April 2, 2009, information on page 6 of the Prospectus following “Portfolio Management” is deleted in its entirety.

4. Shareholders of the Fund as of April 2, 2009 will shortly receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Federated.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Money Market Fund II

Supplement dated March 12, 2009 to the
Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On March 12, 2009, the Board of Trustees of the Trust accepted the resignation of Nationwide Asset Management, LLC as subadviser to the Fund, effective April 1, 2009, and approved the appointment of Federated Investment Management Company as the Fund’s subadviser, effective April 2, 2009.

2. Effective April 2, 2009, the paragraph on page 5 of the Prospectus following “Subadviser” that relates to Nationwide Asset Management, LLC is deleted and replaced with the following:

FEDERATED INVESTMENT MANAGEMENT COMPANY (“FEDERATED”): is the subadviser for the Fund. Federated is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc.

3. Effective April 2, 2009, information on page 5 of the Prospectus following “Portfolio Management” is deleted in its entirety.

4. Shareholders of the Fund as of April 2, 2009 will shortly receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Federated.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE